Basis of Presentation and Summary of Significant Accounting Policies Prior Period Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net of allowance for doubtful accounts	$ 1,190	$ 1,150				$ 1,005				$ 1,190		$ 1,150	$ 1,005
Prepaid expenses	117	160				127				117		160	127
Other	190	169				169				190		169	169
Management and franchise contracts, net	817	872				953				817		872	953
Deferred income tax assets	146	90				111				146		90	111
Other	222	239				291				222		239	291
Assets	15,140	13,995				14,228				15,140		13,995	14,228
Accounts payable, accrued expenses and other	1,657	1,530				1,416				1,657		1,530	1,416
Current portion of deferred revenues	298	350				366				298		350	366
Customer Loyalty Program Liability, Current		700				622						700	622
Deferred revenue	822	826				829				822		826	829
Deferred income tax liabilities	861	898				931				861		898	931
Other	876	863				920				876		863	920
Liabilities	15,163	13,437				12,537				15,163		13,437	12,537
Accumulated deficit	(6,342)	(6,417)				(6,981)				(6,342)		(6,417)	(6,981)
Accumulated other comprehensive loss	(806)	(782)				(741)				(806)		(782)	(741)
Total equity (deficit)	(23)	558		$ 560	$ 1,747	1,691				(23)	$ 560	558	1,691	$ 5,627	$ 108	$ 5,951
Total liabilities and equity	15,140	13,995				14,228				15,140		13,995	14,228
Revenue from Contract with Customer, Excluding Assessed Tax	2,484	2,288	$ 2,253	2,291	2,074	2,068	$ 2,091	$ 2,076	$ 1,896	4,688	4,365	8,906	8,131	6,576
Depreciation and amortization	86			79						170	161		336	353
General and Administrative Expense	113			115						220	219	443	439	409
Other Expenses	15			12						35	26	51	56	66
Total expenses excluding reimbursable expenses	548			558						1,057	1,078	2,151	2,100	2,107
Total expenses	2,006			1,885						3,898	3,680	7,474	6,999	5,716
Gain on sale of assets, net												0	0	8
Operating income	478	362	385	406	279	259	332	324	217	790	685	1,432	1,132	868
Interest expense	(101)			(95)						(199)	(178)	(371)	(351)	(334)
Gain (loss) on foreign currency transactions	(3)			(12)						(3)	(1)	(11)	3	(16)
Loss on debt extinguishment												0	60	0
Other non-operating income, net	(12)			(1)						(8)	13	28	29	22
Income from continuing operations before income taxes	362			298						580	519	1,078	753	540
Income Tax Expense (Benefit)	(101)			(81)						(160)	(139)	(309)	336	(557)
Net income	261	225	164	217	163	730	160	151	48	420	380	769	1,089	354
Net income attributable to noncontrolling interest	(1)			0						(2)	(2)	(5)	(5)	(16)
Net income attributable to Hilton stockholders	$ 260	$ 224	$ 162	$ 217	$ 161	$ 729	$ 158	$ 150	$ 47	$ 418	$ 378	$ 764	$ 1,084	$ 338
Earnings Per Share, Basic	$ 0.90	$ 0.76	$ 0.55	$ 0.72	$ 0.51	$ 2.29	$ 0.49	$ 0.46	$ 0.14	$ 1.43	$ 1.22	$ 2.53	$ 3.34	$ 1.03
Net income per share, diluted	$ 0.89	$ 0.75	$ 0.54	$ 0.71	$ 0.51	$ 2.27	$ 0.49	$ 0.46	$ 0.14	$ 1.42	$ 1.21	$ 2.50	$ 3.32	$ 1.03
Income (loss) from continuing operations, net of taxes												$ 769	$ 1,089	$ (17)
Income from discontinued operations, net of taxes												$ 0	$ 0	$ 371
Net income (loss) from continuing operations per share												$ 2.53	$ 3.34	$ (0.08)
Net income from discontinued operations per share												0	0	1.11
Net income (loss) from continuing operations per share												2.50	3.32	(0.08)
Net income from discontinued operations per share												$ 0	$ 0	$ 1.11
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net of allowance for doubtful accounts						$ 998							$ 998
Prepaid expenses						111							111
Other						171							171
Management and franchise contracts, net						909							909
Deferred income tax assets						113							113
Other						434							434
Assets						14,308							14,308
Accounts payable, accrued expenses and other						1,487							1,487
Current portion of deferred revenues						41							41
Customer Loyalty Program Liability, Current						622							622
Deferred revenue						97							97
Deferred income tax liabilities						1,063							1,063
Other						1,470							1,470
Liabilities						12,233							12,233
Accumulated deficit						(6,596)							(6,596)
Accumulated other comprehensive loss						(742)							(742)
Total equity (deficit)						2,075							2,075
Total liabilities and equity						14,308							14,308
Revenue from Contract with Customer, Excluding Assessed Tax													9,140	$ 7,382
Depreciation and amortization													347	364
General and Administrative Expense													434	403
Other Expenses													56	66
Total expenses excluding reimbursable expenses													2,123	2,128
Total expenses													7,768	6,438
Gain on sale of assets, net														8
Operating income													1,372	952
Interest expense													(408)	(394)
Gain (loss) on foreign currency transactions													3	(16)
Loss on debt extinguishment													60
Other non-operating income, net													23	14
Income from continuing operations before income taxes													930	556
Income Tax Expense (Benefit)													334	(564)
Net income													1,264	364
Net income attributable to noncontrolling interest													(5)	(16)
Net income attributable to Hilton stockholders													$ 1,259	$ 348
Earnings Per Share, Basic													$ 3.88	$ 1.06
Net income per share, diluted													$ 3.85	$ 1.06
Income (loss) from continuing operations, net of taxes														$ (8)
Income from discontinued operations, net of taxes														$ 372
Net income (loss) from continuing operations per share														$ (0.05)
Net income from discontinued operations per share														1.11
Net income (loss) from continuing operations per share														(0.05)
Net income from discontinued operations per share														$ 1.11
Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net of allowance for doubtful accounts						7							$ 7
Prepaid expenses						16							16
Other						(2)							(2)
Management and franchise contracts, net						44							44
Deferred income tax assets						(2)							(2)
Other						(143)							(143)
Assets						(80)							(80)
Accounts payable, accrued expenses and other						(71)							(71)
Current portion of deferred revenues						325							325
Customer Loyalty Program Liability, Current						0							0
Deferred revenue						732							732
Deferred income tax liabilities						(132)							(132)
Other						(550)							(550)
Liabilities						304							304
Accumulated deficit						(385)							(385)
Accumulated other comprehensive loss						1							1
Total equity (deficit)						(384)							(384)
Total liabilities and equity						(80)							(80)
Revenue from Contract with Customer, Excluding Assessed Tax													(1,009)	$ (806)
Depreciation and amortization													(11)	(11)
General and Administrative Expense													0	0
Other Expenses													0	0
Total expenses excluding reimbursable expenses													(29)	(29)
Total expenses													(775)	(730)
Gain on sale of assets, net														0
Operating income													(234)	(76)
Interest expense													57	60
Gain (loss) on foreign currency transactions													0	0
Loss on debt extinguishment													0
Other non-operating income, net													0	0
Income from continuing operations before income taxes													(177)	(16)
Income Tax Expense (Benefit)													2	7
Net income													(175)	(10)
Net income attributable to noncontrolling interest													0	0
Net income attributable to Hilton stockholders													(175)	(10)
Income (loss) from continuing operations, net of taxes														(9)
Income from discontinued operations, net of taxes														(1)
Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													0	0
Depreciation and amortization													0	0
General and Administrative Expense													5	6
Other Expenses													0	0
Total expenses excluding reimbursable expenses													6	8
Total expenses													6	8
Gain on sale of assets, net														0
Operating income													(6)	(8)
Interest expense													0	0
Gain (loss) on foreign currency transactions													0	0
Loss on debt extinguishment													0
Other non-operating income, net													6	8
Income from continuing operations before income taxes													0	0
Income Tax Expense (Benefit)													0	0
Net income													0	0
Net income attributable to noncontrolling interest													0	0
Net income attributable to Hilton stockholders													0	0
Income (loss) from continuing operations, net of taxes														0
Income from discontinued operations, net of taxes														0
Franchise and licensing fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 444			$ 404						$ 826	$ 735	$ 1,530	1,321	1,091
Franchise and licensing fees | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													1,382	1,154
Franchise and licensing fees | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													(61)	(63)
Franchise and licensing fees | Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													0	0
Base and other management fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	89			84						169	161	321	324	230
Base and other management fees | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													336	242
Base and other management fees | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													(12)	(12)
Base and other management fees | Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													0	0
Incentive management fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	58			59						113	114	235	222	142
Incentive management fees | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													222	142
Incentive management fees | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													0	0
Incentive management fees | Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													0	0
Hotel, Owned
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	387			392						699	726	1,484	1,432	1,434
Expenses	334			352						632	672	1,332	1,269	1,279
Hotel, Owned | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													1,450	1,452
Expenses													1,286	1,295
Hotel, Owned | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													(18)	(18)
Expenses													(18)	(18)
Hotel, Owned | Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													0	0
Expenses													1	2
Hotel, Other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	26			22						52	45	98	105	82
Hotel, Other | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													105	82
Hotel, Other | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													0	0
Hotel, Other | Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													0	0
Total revenues excluding reimbursable revenues
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,004			961						1,859	1,781	3,668	3,404	2,979
Total revenues excluding reimbursable revenues | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													3,495	3,072
Total revenues excluding reimbursable revenues | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													(91)	(93)
Total revenues excluding reimbursable revenues | Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													0	0
Other revenues from managed and franchised properties
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,480			1,330						2,829	2,584	5,238	4,727	3,597
Other revenues from managed and franchised properties | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													5,645	4,310
Other revenues from managed and franchised properties | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													(918)	(713)
Other revenues from managed and franchised properties | Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													0	0
Other expenses from managed and franchised properties
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expenses	1,458			1,327						2,841	2,602	5,323	4,899	3,609
Other expenses from managed and franchised properties | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expenses													5,645	4,310
Other expenses from managed and franchised properties | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expenses													(746)	(701)
Other expenses from managed and franchised properties | Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expenses													0	0
Accumulated other comprehensive loss
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive loss	$ (806)	$ (782)		$ (742)		$ (741)				$ (806)	$ (742)	$ (782)	$ (741)	$ (1,001)		$ (784)